Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
3. SEGMENT INFORMATION
At December 31, 2015, the company was aligned in four segments: Aerospace Systems, Electronic Systems, Information Systems and Technical Services. Effective January 1, 2016, the company realigned our segments from four to three: Aerospace Systems, Mission Systems and Technology Services. This realignment is reflected in the recast financial information for each of the periods presented below.
The following table presents sales and operating income by segment:

	Year Ended December 31
$ in millions	2015	2014	2013
Sales
Aerospace Systems	$9,940	$9,910	$9,999
Mission Systems	10,674	11,001	11,468
Technology Services	4,819	4,902	4,992
Intersegment eliminations	(1,907)	(1,834)	(1,798)
Total sales	23,526	23,979	24,661
Operating income
Aerospace Systems	1,205	1,285	1,214
Mission Systems	1,410	1,557	1,619
Technology Services	514	461	464
Intersegment eliminations	(209)	(204)	(217)
Total segment operating income	2,920	3,099	3,080
Reconciliation to operating income:
Net FAS/CAS pension adjustment	348	269	168
Unallocated corporate expenses	(190)	(169)	(119)
Other	(2)	(3)	(6)
Total operating income	$3,076	$3,196	$3,123
Net FAS/CAS Pension Adjustment
For financial statement purposes, we account for our employee pension plans in accordance with GAAP under FAS. However, the cost of these plans is charged to our contracts in accordance with the FAR and the related CAS that govern such plans. The net FAS/CAS pension adjustment reflects the difference between CAS pension expense included as cost in segment operating income and FAS pension expense determined in accordance with GAAP.
2015 - The increase in net FAS/CAS pension adjustment is principally due to higher 2015 CAS expense resulting from changes in mortality assumptions and demographic experience, partially offset by an increase in 2015 FAS expense as a result of changes in our FAS discount rate and mortality assumptions as of December 31, 2014.
2014 - The increase in net FAS/CAS pension adjustment is principally due to a reduction in FAS expense, largely due to the increase in our FAS discount rate assumptions as of December 31, 2013. The reduction in FAS expense was partially offset by lower CAS expense due to the passage of the Highway and Transportation Funding Act of 2014 (HATFA), which included provisions that reduce the amount of CAS expense charged to our contracts.
Unallocated Corporate Expenses
Unallocated corporate expenses include the portion of corporate expenses not considered allowable or allocable under applicable CAS or the FAR, and are therefore not allocated to the segments. Such costs consist of a portion of management and administration, legal, environmental, compensation costs, retiree benefits and certain unallowable costs such as lobbying activities, among others.
2015 - The increase in unallocated corporate expenses for 2015, as compared to 2014, is principally due to a $21 million increase in unallocated state income taxes due in part to a change in accounting methods approved by the Internal Revenue Service (IRS) during the fourth quarter of 2015.
2014 - The increase in unallocated corporate expenses for 2014, as compared to 2013, is primarily due to increases in year-over-year provisions for environmental matters.
Intersegment Sales and Operating Income
Sales between segments are recorded at values that include intercompany operating income for the performing segment based on that segment’s estimated operating margin rate for external sales. Such intercompany operating income is eliminated in consolidation.
The following table presents intersegment sales and operating income before eliminations:

	Year Ended December 31
$ in millions	2015		2014		2013
	Sales	Operating Income	Sales	Operating Income	Sales	Operating Income
Intersegment sales and operating income
Aerospace Systems	$221	$27	$166	$21	$138	$17
Mission Systems	781	97	842	115	834	133
Technology Services	905	85	826	68	826	67
Total	$1,907	$209	$1,834	$204	$1,798	$217

Assets
Substantially all of the company’s operating assets are located in the U.S. The following table presents assets by segment:
.

	December 31
$ in millions	2015	2014
Assets
Aerospace Systems	$7,049	$6,828
Mission Systems	9,475	9,509
Technology Services	3,047	3,137
Segment assets	19,571	19,474
Corporate assets(1)	4,883	7,098
Total assets	$24,454	$26,572

(1)	Corporate assets principally consist of cash and cash equivalents and deferred tax assets.
Capital Expenditures and Depreciation and Amortization
The following table presents capital expenditures and depreciation and amortization by segment:

	Capital Expenditures			Depreciation and Amortization(1)
$ in millions	2015	2014	2013	2015	2014	2013
Aerospace Systems	$237	$376	$190	$215	$208	$213
Mission Systems	141	131	107	153	158	181
Technology Services	3	3	7	36	36	35
Corporate	90	51	60	63	60	66
Total	$471	$561	$364	$467	$462	$495

(1)	Depreciation and amortization expense includes amortization of purchased intangible assets, as well as amortization of deferred and other outsourcing costs.